INCOME TAX (Details Narrative) - Seamless Group Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
HONG KONG
Corporate tax rate	16.50%
Operating loss carryforwards	$ 46,778,609	$ 41,238,871
MALAYSIA
Corporate tax rate	24.00%
INDONESIA
Corporate tax rate	22.00%
Operating loss carryforwards	$ 8,439	444,983
SINGAPORE
Corporate tax rate	17.00%
Operating loss carryforwards	$ 94,611	385,862
UNITED KINGDOM
Corporate tax rate	19.00%
Operating loss carryforwards	$ 2,349,921	2,605,545
UNITED STATES
Operating loss carryforwards	$ 517,015	$ 566,925